Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 510,894	$ 412,977	$ 341,029
Cost of revenue	382,187	343,972	338,166
Gross profit	128,707	69,005	2,863
Operating expenses:
Sales and marketing	37,411	29,432	31,344
Research and development	24,576	26,070	29,894
General and administrative	123,011	85,167	122,829
Transaction expenses	2,246	2,494	1,668
Total operating expense	187,244	143,163	185,735
Loss from operations	(58,537)	(74,158)	(182,872)
Interest income (expense), net	921	1,953	(1,487)
Loss on disposal of assets	(147)	(291)	(292)
Gain (loss) on fair value remeasurement of contingent consideration	1,024	(2,919)	218
Change in fair value of derivative warrant liabilities		(534)	10,132
Loss on abandonment of assets	0	(11,226)	0
(Loss) gain on foreign currency	(9,519)	3,875	(8,979)
Total other expense	(7,721)	(9,142)	(408)
Loss before income taxes	(66,258)	(83,300)	(183,280)
Income tax expense	(509)	(5,340)	(1,714)
Gain from equity method investment	3,727	3,106	3,358
Net loss	$ (63,040)	$ (85,534)	$ (181,636)
Loss per share attributable to common stockholders:
Basic	$ (0.27)	$ (0.38)	$ (0.85)
Diluted	$ (0.27)	$ (0.38)	$ (0.85)
Weighted average common stock outstanding:
Basic	229,509,169	225,882,254	213,391,134
Diluted	229,509,169	225,882,254	213,391,134